Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$94,551,578.59	0.8591693	$81,673,345.11	0.7421476	$12,878,233.48
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$190,501,578.59	0.1905016	$177,623,345.11	0.1776233	$12,878,233.48

Weighted Avg. Coupon (WAC)	4.68%		4.69%
Weighted Avg. Remaining Maturity (WARM)	27.64		26.74
Pool Receivables Balance	$219,154,502.80		$205,678,889.95
Remaining Number of Receivables	27,148		26,455

Adjusted Pool Balance	$210,703,937.99		$197,825,704.51

III. COLLECTIONS

Principal:
Principal Collections					$13,229,638.90
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$272,386.63
Total Principal Collections					$13,502,025.53

Interest:
Interest Collections					$850,100.18
Late Fees & Other Charges					$27,637.01
Interest on Repurchase Principal					$-
Total Interest Collections					$877,737.19

Collection Account Interest					$192.74
Reserve Account Interest					$73.47
Servicer Advances					$-

Total Collections					$14,380,028.93

1 of 3

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$14,380,028.93
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$19,430,618.78
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$182,628.75	$-	$182,628.75	$182,628.75
Collection Account Interest					$192.74
Late Fees & Other Charges					$27,637.01
Total due to Servicer					$210,458.50

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$130,008.42		$130,008.42

Total Class A interest:		$130,008.42		$130,008.42	$130,008.42

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$13,815,081.09

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$12,878,233.48

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,878,233.48
Class A Notes Total:		$12,878,233.48		$12,878,233.48
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$12,878,233.48		$12,878,233.48

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					936,847.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,450,564.81
Beginning Period Amount	$8,450,564.81
Current Period Amortization	$597,379.37
Ending Period Required Amount	$7,853,185.44
Ending Period Amount	$7,853,185.44
Next Distribution Date Amount	$7,280,388.64

2 of 3

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		9.59%	10.21%	10.21%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.37%	26,023	97.76%	$201,081,355.91
30 - 60 Days	1.30%	343	1.78%	$3,655,914.38
61 - 90 Days	0.24%	64	0.35%	$728,500.02
91 + Days	0.09%	25	0.10%	$213,119.64
		26,455		$205,678,889.95
Total
Delinquent Receivables 61 + days past due	0.34%	89	0.46%	$941,619.66
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	96	0.44%	$955,468.22
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	76	0.34%	$797,188.03
Three-Month Average Delinquency Ratio	0.32%		0.41%

Repossession in Current Period		22		$242,288.61
Repossession Inventory		34		$182,185.50

Charge-Offs
Gross Principal of Charge-Off for Current Period				$245,973.95
Recoveries				$(272,386.63)
Net Charge-offs for Current Period				$(26,412.68)

Beginning Pool Balance for Current Period				$219,154,502.80

Net Loss Ratio				-0.14%
Net Loss Ratio for 1st Preceding Collection Period				-0.20%
Net Loss Ratio for 2nd Preceding Collection Period				-0.66%
Three-Month Average Net Loss Ratio for Current Period				-0.34%

Cumulative Net Losses for All Periods				$7,018,400.73
Cumulative Net Losses as a % of Initial Pool Balance				0.66%

Principal Balance of Extensions				$731,658.55
Number of Extensions				63

3 of 3